Loans (Tables)	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2021 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$52	$136	$148	$336
Originations net of repayments and other derecognitions	6	(2)	(3)	1
Changes in model	–	–	16	16
Net remeasurement (1)	(25)	13	28	16
Transfers (1)
– to 12-month ECL	31	(26)	(5)	–
– to lifetime ECL performing	(2)	7	(5)	–
– to lifetime ECL credit-impaired	–	(6)	6	–
Provision for (reversal of) credit losses (2)	10	(14)	37	33
Write-offs	–	–	(6)	(6)
Recoveries	–	–	1	1
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	(2)	(3)	(4)	(9)
Balance at end of period	$60	$119	$171	$350
Personal
Balance at beginning of period	$181	$535	$118	$834
Originations net of repayments and other derecognitions	11	(14)	(2)	(5)
Changes in model	(4)	–	(1)	(5)
Net remeasurement (1)	(98)	49	46	(3)
Transfers (1)
– to 12-month ECL	75	(73)	(2)	–
– to lifetime ECL performing	(8)	13	(5)	–
– to lifetime ECL credit-impaired	–	(15)	15	–
Provision for (reversal of) credit losses (2)	(24)	(40)	51	(13)
Write-offs	–	–	(70)	(70)
Recoveries	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	(2)	–	(1)	(3)
Balance at end of period	$155	$495	$115	$765
Credit card
Balance at beginning of period	$116	$574	$–	$690
Originations net of repayments and other derecognitions	–	(18)	–	(18)
Changes in model	–	–	–	–
Net remeasurement (1)	(45)	104	26	85
Transfers (1)
– to 12-month ECL	98	(98)	–	–
– to lifetime ECL performing	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(117)	117	–
Provision for (reversal of) credit losses (2)	47	(123)	143	67
Write-offs	–	–	(174)	(174)
Recoveries	–	–	31	31
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$163	$451	$–	$614
Business and government
Balance at beginning of period	$462	$623	$686	$1,771
Originations net of repayments and other derecognitions	5	(2)	(3)	–
Changes in model	–	–	–	–
Net remeasurement (1)	(103)	34	14	(55)
Transfers (1)
– to 12-month ECL	42	(36)	(6)	–
– to lifetime ECL performing	(22)	27	(5)	–
– to lifetime ECL credit-impaired	(2)	(13)	15	–
Provision for (reversal of) credit losses (2)	(80)	10	15	(55)
Write-offs	–	–	(66)	(66)
Recoveries	–	–	5	5
Interest income on impaired loans	–	–	(5)	(5)
Foreign exchange and other	(12)	(14)	(15)	(41)
Balance at end of period	$370	$619	$620	$1,609
Total ECL allowance (3)	$748	$1,684	$906	$3,338
Comprises:
Loans	$665	$1,629	$906	$3,200
Undrawn credit facilities and other off-balance sheet exposures (4)	83	55	–	138
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance
sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $15 million as at April 30, 2021 (January 31, 2021: $16 million; April 30, 2020: $15 million), $13 million of which was a stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (January 31, 2021: $13 million; April 30, 2020: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	Includes the ECL allowance for purchased credit-impaired loans from the acquisition of The PrivateBank.

$ millions, as at or for the three months ended	2021 Jan. 31				2020 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$51	$161	$151	$363	$28	$40	$146	$214
Originations net of repayments and other derecognitions	4	(6)	(4)	(6)	2	(2)	(5)	(5)
Changes in model	–	–	–	–	(1)	2	–	1
Net remeasurement (1)	(32)	7	22	(3)	23	35	25	83
Transfers (1)
– to 12-month ECL	33	(27)	(6)	–	8	(6)	(2)	–
– to lifetime ECL performing	(3)	10	(7)	–	(10)	14	(4)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(2)	2	–
Provision for (reversal of) credit losses (2)	2	(21)	10	(9)	22	41	16	79
Write-offs	–	–	(6)	(6)	–	–	(3)	(3)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)	–	–	(4)	(4)
Foreign exchange and other	(1)	(4)	(4)	(9)	–	1	2	3
Balance at end of period	$52	$136	$148	$336	$50	$82	$158	$290
Personal
Balance at beginning of period	$204	$546	$113	$863	$182	$268	$121	$571
Originations net of repayments and other derecognitions	11	(15)	(2)	(6)	8	(9)	(4)	(5)
Changes in model	1	1	–	2	(44)	79	–	35
Net remeasurement (1)	(110)	84	61	35	31	168	81	280
Transfers (1)
– to 12-month ECL	87	(84)	(3)	–	43	(42)	(1)	–
– to lifetime ECL performing	(11)	16	(5)	–	(35)	40	(5)	–
– to lifetime ECL credit-impaired	–	(13)	13	–	–	(20)	20	–
Provision for (reversal of) credit losses (2)	(22)	(11)	64	31	3	216	91	310
Write-offs	–	–	(74)	(74)	–	–	(97)	(97)
Recoveries	–	–	17	17	–	–	15	15
Interest income on impaired loans	–	–	(1)	(1)	–	–	(2)	(2)
Foreign exchange and other	(1)	–	(1)	(2)	–	–	2	2
Balance at end of period	$181	$535	$118	$834	$185	$484	$130	$799
Credit card
Balance at beginning of period	$136	$572	$–	$708	$159	$347	$–	$506
Originations net of repayments and other derecognitions	(1)	(26)	–	(27)	(2)	(28)	–	(30)
Changes in model	–	–	–	–	(19)	54	–	35
Net remeasurement (1)	(88)	117	23	52	(7)	264	43	300
Transfers (1)
– to 12-month ECL	79	(79)	–	–	45	(45)	–	–
– to lifetime ECL performing	(10)	10	–	–	(31)	31	–	–
– to lifetime ECL credit-impaired	–	(20)	20	–	–	(59)	59	–
Provision for (reversal of) credit losses (2)	(20)	2	43	25	(14)	217	102	305
Write-offs	–	–	(70)	(70)	–	–	(128)	(128)
Recoveries	–	–	27	27	–	–	26	26
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	1	–	1
Balance at end of period	$116	$574	$–	$690	$145	$565	$–	$710
Business and government
Balance at beginning of period	$453	$683	$652	$1,788	$231	$163	$393	$787
Originations net of repayments and other derecognitions	17	(23)	(5)	(11)	24	(1)	(5)	18
Changes in model	–	–	–	–	14	(5)	–	9
Net remeasurement (1)	(62)	55	118	111	314	246	131	691
Transfers (1)
– to 12-month ECL	81	(75)	(6)	–	13	(11)	(2)	–
– to lifetime ECL performing	(12)	14	(2)	–	(131)	133	(2)	–
– to lifetime ECL credit-impaired	(2)	(12)	14	–	–	(12)	12	–
Provision for (reversal of) credit losses (2)	22	(41)	119	100	234	350	134	718
Write-offs	–	–	(70)	(70)	–	–	(16)	(16)
Recoveries	–	–	3	3	–	–	3	3
Interest income on impaired loans	–	–	(6)	(6)	–	–	(3)	(3)
Foreign exchange and other	(13)	(19)	(12)	(44)	9	4	10	23
Balance at end of period	$462	$623	$686	$1,771	$474	$517	$521	$1,512
Total ECL allowance (3)	$811	$1,868	$952	$3,631	$854	$1,648	$809	$3,311
Comprises:
Loans	$724	$1,808	$952	$3,484	$704	$1,553	$807	$3,064
Undrawn credit facilities and other off-balance sheet exposures (4)	87	60	–	147	150	95	2	247
See previous page for footnote references.

$ millions, as at or for the six months ended	2021 Apr. 30				2020 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (5)	Total
Residential mortgages
Balance at beginning of period	$51	$161	$151	$363	$28	$43	$140	$211
Originations net of repayments and other derecognitions	10	(8)	(7)	(5)	3	(5)	(10)	(12)
Changes in model	–	–	16	16	(2)	2	–	–
Net remeasurement (1)	(57)	20	50	13	11	42	47	100
Transfers (1)
– to 12-month ECL	64	(53)	(11)	–	20	(16)	(4)	–
– to lifetime ECL performing	(5)	17	(12)	–	(11)	19	(8)	–
– to lifetime ECL credit-impaired	–	(11)	11	–	–	(4)	4	–
Provision for (reversal of) credit losses (2)	12	(35)	47	24	21	38	29	88
Write-offs	–	–	(12)	(12)	–	–	(6)	(6)
Recoveries	–	–	2	2	–	–	2	2
Interest income on impaired loans	–	–	(9)	(9)	–	–	(9)	(9)
Foreign exchange and other	(3)	(7)	(8)	(18)	1	1	2	4
Balance at end of period	$60	$119	$171	$350	$50	$82	$158	$290
Personal
Balance at beginning of period	$204	$546	$113	$863	$174	$271	$128	$573
Originations net of repayments and other derecognitions	22	(29)	(4)	(11)	17	(22)	(7)	(12)
Changes in model	(3)	1	(1)	(3)	(33)	72	–	39
Net remeasurement (1)	(208)	133	107	32	(40)	258	145	363
Transfers (1)
– to 12-month ECL	162	(157)	(5)	–	110	(107)	(3)	–
– to lifetime ECL performing	(19)	29	(10)	–	(43)	51	(8)	–
– to lifetime ECL credit-impaired	–	(28)	28	–	–	(39)	39	–
Provision for (reversal of) credit losses (2)	(46)	(51)	115	18	11	213	166	390
Write-offs	–	–	(144)	(144)	–	–	(197)	(197)
Recoveries	–	–	35	35	–	–	35	35
Interest income on impaired loans	–	–	(2)	(2)	–	–	(3)	(3)
Foreign exchange and other	(3)	–	(2)	(5)	–	–	1	1
Balance at end of period	$155	$495	$115	$765	$185	$484	$130	$799
Credit card
Balance at beginning of period	$136	$572	$–	$708	$145	$340	$–	$485
Originations net of repayments and other derecognitions	(1)	(44)	–	(45)	(2)	(45)	–	(47)
Changes in model	–	–	–	–	(6)	59	–	53
Net remeasurement (1)	(133)	221	49	137	(84)	420	83	419
Transfers (1)
– to 12-month ECL	177	(177)	–	–	132	(132)	–	–
– to lifetime ECL performing	(16)	16	–	–	(40)	40	–	–
– to lifetime ECL credit-impaired	–	(137)	137	–	–	(117)	117	–
Provision for (reversal of) credit losses (2)	27	(121)	186	92	–	225	200	425
Write-offs	–	–	(244)	(244)	–	–	(254)	(254)
Recoveries	–	–	58	58	–	–	54	54
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$163	$451	$–	$614	$145	$565	$–	$710
Business and government
Balance at beginning of period	$453	$683	$652	$1,788	$239	$158	$378	$775
Originations net of repayments and other derecognitions	22	(25)	(8)	(11)	31	(6)	(10)	15
Changes in model	–	–	–	–	14	(1)	(1)	12
Net remeasurement (1)	(165)	89	132	56	285	268	190	743
Transfers (1)
– to 12-month ECL	123	(111)	(12)	–	37	(33)	(4)	–
– to lifetime ECL performing	(34)	41	(7)	–	(142)	145	(3)	–
– to lifetime ECL credit-impaired	(4)	(25)	29	–	–	(20)	20	–
Provision for (reversal of) credit losses (2)	(58)	(31)	134	45	225	353	192	770
Write-offs	–	–	(136)	(136)	–	–	(56)	(56)
Recoveries	–	–	8	8	–	–	6	6
Interest income on impaired loans	–	–	(11)	(11)	–	–	(8)	(8)
Foreign exchange and other	(25)	(33)	(27)	(85)	10	6	9	25
Balance at end of period	$370	$619	$620	$1,609	$474	$517	$521	$1,512
Total ECL allowance (3)	$748	$1,684	$906	$3,338	$854	$1,648	$809	$3,311
Comprises:
Loans	$665	$1,629	$906	$3,200	$704	$1,553	$807	$3,064
Undrawn credit facilities and other off-balance sheet exposures (4)	83	55	–	138	150	95	2	247
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses

	Base case		Upside case		Downside case
As at April 30, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months		Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	5.3%	2.5%	7.0%	3.3%	3.4%		1.7%
United States	5.6%	2.8%	7.2%	3.9%	2.2%		1.0%
Unemployment rate
Canada (2)	7.2%	6.1%	6.7%	5.4%	8.4%		7.0%
United States	4.9%	4.0%	4.4%	3.3%	7.1%		6.3%
Canadian Housing Price Index growth (2)	4.7%	4.0%	8.5%	5.6%	(2.8	) %	1.4%
Standard and Poor’s (S&P) 500 Index growth rate	5.0%	5.0%	10.7%	8.8%	(7.2	) %	(5.8	) %
West Texas Intermediate Oil Price (US$)	$59	$61	$70	$75	$46		$48

	Base case		Upside case		Downside case
As at January 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.0%	3.9%	6.0%	4.4%	2.5%	2.1%
United States	4.1%	3.2%	5.8%	4.5%	1.8%	1.9%
Unemployment rate
Canada (2)	7.8%	6.1%	7.3%	5.7%	8.6%	7.4%
United States	5.9%	4.1%	4.5%	3.4%	7.4%	5.8%
Canadian Housing Price Index growth (2)	1.5%	3.2%	12.2%	10.2%	(9.9)%	0.3%
S&P 500 Index growth rate	5.0%	5.0%	13.0%	10.8%	(5.5)%	(2.9)%
West Texas Intermediate Oil Price (US$)	$50	$55	$54	$62	$41	$46

	Base case		Upside case		Downside case
As at October 31, 2020	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	1.6%	3.8%	3.6%	4.6%	0.03%	2.0%
United States	1.7%	3.5%	3.0%	4.2%	(0.6)%	1.7%
Unemployment rate
Canada (2)	8.7%	6.7%	7.4%	5.9%	9.5%	8.4%
United States	7.4%	4.7%	5.1%	3.5%	9.2%	7.3%
Canadian Housing Price Index growth (2)	2.4%	3.0%	11.2%	10.4%	(6.9)%	(0.8)%
S&P 500 Index growth rate	5.6%	4.8%	11.2%	7.7%	(3.5)%	(5.3)%
West Texas Intermediate Oil Price (US$)	$42	$53	$51	$60	$34	$39
(1)	The remaining forecast period is generally two to four years.
(2)
National-level forward-looking forecasts are presented in the table above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades
Loans
(1)

$ millions, as at				2021 Apr. 30				2020 Oct. 31
	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Residential mortgages
– Exceptionally low	$159,840	$4	$–	$159,844	$146,139	$2	$–	$146,141
– Very low	46,632	1,939	–	48,571	45,678	1,166	–	46,844
– Low	10,724	6,253	–	16,977	12,491	6,042	–	18,533
– Medium	190	5,039	–	5,229	232	4,924	–	5,156
– High	122	793	–	915	–	1,054	–	1,054
– Default	–	–	590	590	–	–	654	654
– Not rated	1,890	562	169	2,621	1,810	818	155	2,783
Gross residential mortgages (3)(4)	219,398	14,590	759	234,747	206,350	14,006	809	221,165
ECL allowance	60	119	171	350	51	161	151	363
Net residential mortgages	219,338	14,471	588	234,397	206,299	13,845	658	220,802
Personal
– Exceptionally low	21,020	–	–	21,020	23,302	–	–	23,302
– Very low	3,974	151	–	4,125	1,618	157	–	1,775
– Low	8,993	2,305	–	11,298	8,662	2,497	–	11,159
– Medium	1,559	2,447	–	4,006	1,265	2,768	–	4,033
– High	280	826	–	1,106	331	769	–	1,100
– Default	–	–	138	138	–	–	140	140
– Not rated	529	103	46	678	513	159	41	713
Gross personal (4)	36,355	5,832	184	42,371	35,691	6,350	181	42,222
ECL allowance	134	491	115	740	179	540	113	832
Net personal	36,221	5,341	69	41,631	35,512	5,810	68	41,390
Credit card
– Exceptionally low	3,279	–	–	3,279	3,285	–	–	3,285
– Very low	1,344	–	–	1,344	1,388	–	–	1,388
– Low	2,199	–	–	2,199	2,340	–	–	2,340
– Medium	2,022	1,327	–	3,349	1,778	1,973	–	3,751
– High	–	333	–	333	–	472	–	472
– Default	–	–	–	–	–	–	–	–
– Not rated	116	13	–	129	135	18	–	153
Gross credit card	8,960	1,673	–	10,633	8,926	2,463	–	11,389
ECL allowance	153	432	–	585	125	542	–	667
Net credit card	8,807	1,241	–	10,048	8,801	1,921	–	10,722
Business and government (5)
– Investment grade	56,264	407	–	56,671	50,691	307	–	50,998
– Non-investment grade	81,132	5,059	–	86,191	80,471	7,319	–	87,790
– Watchlist	164	2,949	–	3,113	447	4,291	–	4,738
– Default	–	–	1,391	1,391	–	–	1,359	1,359
– Not rated	159	44	–	203	218	49	–	267
Gross business and government (3)(6)	137,719	8,459	1,391	147,569	131,827	11,966	1,359	145,152
ECL allowance	318	587	620	1,525	380	648	650	1,678
Net business and government	137,401	7,872	771	146,044	131,447	11,318	709	143,474
Total net amount of loans	$401,767	$28,925	$1,428	$432,120	$382,059	$32,894	$1,435	$416,388
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $18 million (October 31, 2020: $22 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $15 million were recognized as at April 30, 2021 (October 31, 2020: $16 million), $13 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2020: $14 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2021 and October 31, 2020. Financial assets other than loans that are classified as amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $22 million (October 31, 2020: $23 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $29 million (October 31, 2020: $63 million) of residential mortgages and $23,116 million (October 31, 2020: $23,291 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Certain prior period amounts were restated.
(6)	Includes customers’ liability under acceptances of $11,002 million (October 31, 2020: $9,606 million).

Undrawn credit facilities and other
off-balance
sheet exposures

$ millions, as at				2021 Apr. 30				2020 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$132,460	$4	$–	$132,464	$124,690	$8	$–	$124,698
– Very low	7,354	137	–	7,491	6,632	137	–	6,769
– Low	8,712	497	–	9,209	8,703	416	–	9,119
– Medium	906	597	–	1,503	909	692	–	1,601
– High	96	435	–	531	263	503	–	766
– Default	–	–	30	30	–	–	28	28
– Not rated	393	13	–	406	411	23	–	434
Gross retail	149,921	1,683	30	151,634	141,608	1,779	28	143,415
ECL allowance	31	23	–	54	36	36	–	72
Net retail	149,890	1,660	30	151,580	141,572	1,743	28	143,343
Business and government (1)
– Investment grade	97,809	117	–	97,926	89,883	149	–	90,032
– Non-investment grade	56,261	2,144	–	58,405	55,910	3,679	–	59,589
– Watchlist	15	1,118	–	1,133	91	1,665	–	1,756
– Default	–	–	119	119	–	–	129	129
– Not rated	556	26	–	582	795	41	–	836
Gross business and government	154,641	3,405	119	158,165	146,679	5,534	129	152,342
ECL allowance	52	32	–	84	73	35	2	110
Net business and government	154,589	3,373	119	158,081	146,606	5,499	127	152,232
Total net undrawn credit facilities and other off-balance sheet exposures	$304,479	$5,033	$149	$309,661	$288,178	$7,242	$155	$295,575
(1)	Certain prior period amounts were restated.